Annual Total Returns - BlackRock Strategic Global Bond Fund, Inc. (Class K) [BarChart] - Class K - BlackRock Strategic Global Bond Fund, Inc. - Class K Shares	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	2.79%
Annual Return 2012	8.67%
Annual Return 2013	1.84%
Annual Return 2014	1.11%
Annual Return 2015	(4.70%)
Annual Return 2016	4.93%
Annual Return 2017	7.54%
Annual Return 2018	(0.76%)
Annual Return 2019	8.26%
Annual Return 2020	9.10%